The right-of-use assets as set forth below are part of the balances of property, plant and equipment and intangible assets (notes 12 and 13) (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Right-of-use assets at beginning	R$ 2,272,469	R$ 2,299,942
Additions	(55,863)	(55,741)
Disposals	(42,093)	(15,578)
Exchange rate variation	5,196	43,846
Right-of-use assets at ending	2,191,339	2,272,469
Business combination	11,630
Right-of-use assets	2,191,339	2,272,469
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets at beginning	3,442,670	3,016,994
Additions	686,762	537,334
Disposals	(219,394)	(185,692)
Exchange rate variation	14,473	74,034
Right-of-use assets at ending	3,936,141	3,442,670
Business combination	11,630
Right-of-use assets	3,936,141	3,442,670
Gross carrying amount [member] | Land [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets at beginning	48,661	22,790
Additions	3,761	5,900
Disposals	(2,503)	(961)
Transfers	90,549	20,751
Exchange rate variation	4,926	181
Right-of-use assets at ending	145,394	48,661
Right-of-use assets	145,394	48,661
Gross carrying amount [member] | Buildings [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets at beginning	2,861,916	2,615,883
Additions	532,728	287,451
Disposals	(88,723)	(86,557)
Transfers	(90,549)	(2,487)
Exchange rate variation	2,001	47,626
Right-of-use assets at ending	3,223,625	2,861,916
Business combination	6,252
Right-of-use assets	3,223,625	2,861,916
Gross carrying amount [member] | Machinery [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets at beginning	112,593	115,173
Additions	98,353	5,518
Disposals	(98,918)	(8,289)
Transfers	596
Exchange rate variation	261	191
Right-of-use assets at ending	117,412	112,593
Business combination	4,527
Right-of-use assets	117,412	112,593
Gross carrying amount [member] | Vehicles [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets at beginning	344,918	207,443
Additions	46,707	165,699
Disposals	(29,186)	(54,260)
Transfers	(596)
Exchange rate variation	7,285	26,036
Right-of-use assets at ending	369,979	344,918
Business combination	851
Right-of-use assets	369,979	344,918
Gross carrying amount [member] | Softwares [Member]
IfrsStatementLineItems [Line Items]
Right-of-use assets at beginning	74,582	55,705
Additions	5,213	72,766
Disposals	(64)	(35,625)
Transfers		(18,264)
Right-of-use assets at ending	79,731	74,582
Right-of-use assets	79,731	74,582
Accumulated impairment [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets at beginning	(1,170,201)	(717,052)
Additions	(742,625)	(593,075)
Disposals	177,301	170,114
Exchange rate variation	(9,277)	(30,188)
Right-of-use assets at ending	(1,744,802)	(1,170,201)
Business combination
Right-of-use assets	(1,744,802)	(1,170,201)
Accumulated impairment [member] | Land [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets at beginning	(13,526)	(5,086)
Additions	(12,030)	(6,861)
Disposals	1,533	813
Transfers	(11,954)	(1,799)
Exchange rate variation	(462)	(593)
Right-of-use assets at ending	R$ (36,439)	R$ (13,526)
Average rate	9.03%	16.32%
Right-of-use assets	R$ (36,439)	R$ (13,526)
Accumulated impairment [member] | Buildings [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets at beginning	(914,816)	(512,836)
Additions	(535,838)	(464,159)
Disposals	59,332	85,042
Transfers	11,954	(6,765)
Exchange rate variation	(4,600)	(16,098)
Right-of-use assets at ending	(1,383,968)	R$ (914,816)
Business combination
Average rate	21.29%	29.11%
Right-of-use assets	R$ (1,383,968)	R$ (914,816)
Accumulated impairment [member] | Machinery [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets at beginning	(107,316)	(96,958)
Additions	(64,228)	(17,865)
Disposals	98,673	7,610
Transfers	(338)
Exchange rate variation	(176)	(103)
Right-of-use assets at ending	(73,385)	R$ (107,316)
Business combination
Average rate	57.13%	42.48%
Right-of-use assets	R$ (73,385)	R$ (107,316)
Accumulated impairment [member] | Vehicles [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets at beginning	(101,495)	(57,357)
Additions	(102,320)	(71,768)
Disposals	17,699	41,024
Transfers	338
Exchange rate variation	(4,039)	(13,394)
Right-of-use assets at ending	(189,817)	R$ (101,495)
Business combination
Average rate	28.83%	26.39%
Right-of-use assets	R$ (189,817)	R$ (101,495)
Accumulated impairment [member] | Softwares [Member]
IfrsStatementLineItems [Line Items]
Right-of-use assets at beginning	(33,048)	(44,815)
Additions	(28,209)	(32,422)
Disposals	64	35,625
Transfers		8,564
Right-of-use assets at ending	R$ (61,193)	R$ (33,048)
Average rate	42.22%	45.21%
Right-of-use assets	R$ (61,193)	R$ (33,048)